Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

On January 22, 2026, the Company entered into a Share Exchange Agreement to acquire 100% of YouheHR Group Inc. Upon closing, YouheHR will become a wholly-owned subsidiary. Consideration consists of 4,967,809 newly issued Class A Ordinary Shares (approx. 7.1% of outstanding Class A shares). Closing is subject to customary conditions.